Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Changes in Goodwill - Gross carrying amount [member] - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023
Schedule of Changes in Goodwill [Line Items]
Balance	$ 732,782	$ 737,735
Acquired through business combination			658,837	658,837
Net exchange differences	(8,828)		78,898	73,945
Balance	$ 723,954	$ 732,782	$ 737,735	$ 732,782